GENERAL ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature of Operations [Text Block]
NOTE 1                                GENERAL ORGANIZATION AND BUSINESS

The Company was incorporated in the State of Delaware on June 18, 2004 under the name Ultimate Jukebox, Inc.  On September 4, 2004, Ultimate Jukebox, Inc. merged with NetMusic Corporation, and subsequently changed the Company name to NetMusic Entertainment Corporation.  On March 10, 2006, the Company ceased digital media distribution operations, began operations as a natural resources company, and changed the Company name to Enterayon, Inc.  On January 15, 2008, the Company merged with and assumed the name of its wholly-owned subsidiary, North Bay Resources Inc.  As a result of the merger, Enterayon, Inc. was effectively dissolved, leaving North Bay Resources Inc. as the remaining company.

The Company’s business plan is based on the Generative Business Model, which is designed to leverage our mining properties and mineral claims into near-term revenue streams even during the earliest stages of exploration and development. This is accomplished by entering into sales, joint-venture, and/or option contracts with other mining companies, for which the Company generates revenue through payments in cash, stock, and other consideration.

The Generative Business Model is our short term plan to leverage properties until funding is adequate to implement our long term plan. The Company’s long term plan is to locate and extract gold and silver from current exploration stage properties. This will be done through utilizing joint-ventures and other funding that is available to develop properties until they reach the production stage. Once in the production stage, the Company plans on extracting gold, silver, and other profitable by-products, and selling them to smelters. The Company has not currently begun this stage of the business plan.

NOTE 1             GENERAL ORGANIZATION AND BUSINESS

The Company was incorporated in the State of Delaware on June 18, 2004 under the name Ultimate Jukebox, Inc.  On September 4, 2004, Ultimate Jukebox, Inc. merged with NetMusic Corporation, and subsequently changed the Company name to NetMusic Entertainment Corporation.  On March 10, 2006, the Company ceased digital media distribution operations, began operations as a natural resources company, and changed the Company name to Enterayon, Inc.  On January 15, 2008, the Company merged with and assumed the name of its wholly-owned subsidiary, North Bay Resources Inc.  As a result of the merger, Enterayon, Inc. was effectively dissolved, leaving North Bay Resources Inc. as the remaining company.

The Company’s business plan is based on the Generative Business Model, which is designed to leverage our mining properties and mineral claims into near-term revenue streams even during the earliest stages of exploration and development. This is accomplished by entering into sales, joint-venture, and/or option contracts with other mining companies, for which the Company generates revenue through payments in cash, stock, and other consideration.

The Generative Business Model is our short term plan to leverage properties until funding is adequate to implement our long term plan. The Company’s long term plan is to locate and extract gold and silver from current exploration stage properties. This will be done through utilizing joint-ventures and other funding that is available to develop properties until they reach the production stage. Once in the production stage, the Company plans on extracting gold, silver, and other profitable by-products, and selling them to smelters. The Company has not currently begun this stage of the business plan.